DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Total debt, net of deferred finance charges	$ 1,374,710	$ 1,331,112
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(78,101)	(118,693)
Long-term debt	$ 1,296,609	$ 1,212,419